Line of Credit	12 Months Ended
Dec. 31, 2013
Line of Credit [Abstract]
LINE OF CREDIT
NOTE 6 – LINE OF CREDIT

In March 2012, Greenkraft entered into an agreement with Pacific Premier Bank for $3,500,000 line of credit. On July 15, 2013, the maximum amount available under this facility was decreased to $2,000,000. The line of credit is due on June 6, 2014, and bears interest at prime rate plus 1%. The line of credit is secured by certain real property owned by the majority shareholder and inventory.

During 2013 and 2012, $169,534 and $250,000 were borrowed under this line of credit by CEE, LLC, a related entity. See note 3.

During 2013 and 2012, $1,165,000 and $21,024 were borrowed under the line of credit.

As of December 31, 2013 and 2012, the line of credit has balances of $1,605,558 and $271,024, respectively.